Navigator Tactical Fixed Income Fund
FUND SUMMARY: Navigator Tactical Fixed Income Fund
Investment Objective:
The Fund’s investment objective is to seek total return
with a secondary goal of current income.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Navigator Tactical Fixed Income Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Navigator Tactical Fixed Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.34%	2.09%	1.09%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Navigator Tactical Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	506	784	1,082	1,927
Class C Shares	212	655	1,124	2,421
Class I Shares	111	347	601	1,329

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 278%.

Principal Investment Strategies:

In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long and/or short positions in fixed income securities (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) preferred stocks, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income derivatives including options, financial futures, options on futures and swaps, and (viii) underlying funds (defined below) that invest primarily in fixed income securities, or (ix) other evidences of indebtedness. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund may invest in underlying funds such as mutual funds (including money market funds), exchange traded funds (“ETFs”) and inverse ETFs (collectively, “Underlying Funds”)).

The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over the counter derivative, a CDX may be exchange traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be cheaper to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect. The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions.

The Fund’s strategy is primarily driven by a modeling process which measures the relative strength or momentum of various fixed income assets classes against one another. Using this momentum-based strategy, the Fund will tactically shift its holdings and asset allocations accordingly. The adviser’s process uses relative strength models to determine the Fund’s allocation among high yield securities, intermediate to long-term Treasuries, and T-bills. That analysis assists the adviser to determine the preferred asset class, which in turn drives the individual security selection. Thus, when the high yield asset class is favored, the Fund will invest in other high yield mutual funds, ETFs, individual high yield securities, preferred stocks, and synthetic high yield investments. Conversely, when the favored asset class is Treasuries, the adviser will sell and/or hedge the Fund’s high yield exposure by short-selling common stocks, entering into puts or put spreads on individual stocks or equity indices, futures, selected to replicate the credit component of high yield corporate bonds and increase the Fund’s exposure to Treasuries through bonds, notes, money market funds which invest primarily in T-bills, ETFs and synthetic investments designed to do so.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Default Swap Risk – Credit default swaps (“CDS”), a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

• CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

• Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

• Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• Equity Securities Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Fixed Income Risk – The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

• Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

• Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Management Style Risk – The adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various fixed income asset classes, and the Fund may hold a high percentage of either high-yield bonds or cash equivalents during certain periods, or for an extended period.

• Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

• Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

• Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium Company Credit Risk – Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

• Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

• Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-766-2264 or visiting www.navigatorfunds.com.

Class I Shares Annual Total Return For Calendar Year Ended December 31

Best Quarter:	First Quarter 2016	7.10%
Worst Quarter:	Fourth Quarter 2015	(2.54)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Navigator Tactical Fixed Income Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	5.92%	5.18%	Mar. 27, 2014
Class I Shares | Return after taxes on distributions			2.89%	3.15%
Class I Shares | Return after taxes on distributions and sale of Fund shares			3.33%	3.06%
Class A Shares		Return before taxes	1.56%	3.81%	Mar. 27, 2014
Class C Shares		Return before taxes	4.78%	4.13%	Mar. 27, 2014
Barclays U.S. Corporate High Yield	[1]		7.50%	4.93%
[1]	The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Navigator Duration Neutral Bond Fund
FUND SUMMARY: Navigator Duration Neutral Bond Fund
Investment Objective:
The Fund seeks to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Navigator Duration Neutral Bond Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Navigator Duration Neutral Bond Fund	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.35%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Navigator Duration Neutral Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	532	861	1,213	2,204
Class C Shares	238	733	1,255	2,686
Class I Shares	137	428	739	1,624

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 39%.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund will invest primarily in municipal bond instruments. The Fund intends to be “duration neutral”, meaning it seeks to provide exposure to the municipal bond market while protecting against loss of principal when interest rates rise. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund defines bond instruments to include bonds such as municipal bonds, and U.S. Treasury bonds and notes; derivatives based on bonds, such as futures or options on U.S. Treasury Bonds and Notes; and other investment companies, including exchange traded funds or closed-end funds (“Underlying Funds”), that invest primarily in municipal bonds. The Fund may invest in municipal bond instruments that are not tax advantaged and which may provide taxable income. The 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

Duration is the measure of a bond’s sensitivity to interest rate risk changes. Generally the longer the duration, the more sensitive a bond is to interest rate changes. By maintaining both long and short positions, the Fund expects to be able to isolate and neutralize price shifts resulting from changing interest rates, so that the Fund is duration neutral.

The Fund seeks to hedge the portion of the value of the municipal bond instruments subject to interest rate risk through investments in:

• U.S. Treasury Bonds and Notes;

• Futures and Options on U.S. Treasury Bonds and Notes;

• Futures and Options on LIBOR Swaps; and

• Other mutual funds, exchange traded funds (“ETFs”) or closed-end funds (collectively, “Underlying Funds”), including inverse or leveraged ETFs.

Bond Selection

The Adviser uses a trading strategy based on its proprietary model to take advantage of value in the municipal bond market, by seeking investments it believes are undervalued. Using this model the Adviser expects the Fund to invest in securities of a particular municipal bond market or category when trends are favorable or, conversely, sell securities in that municipal bond market or category when trends are unfavorable. The Fund will invest primarily in investment grade bonds, rated at least Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or BBB- or higher by Fitch Ratings at the time of purchase. However, there is no limitation or maximum maturity on the Fund’s investments and the Adviser expects to invest in bonds issued throughout the U.S., with various maturities.

Riskless Rate Offset

The Adviser believes every bond has embedded in its value a riskless interest rate and it uses a proprietary method of evaluating the amount of riskless interest rate for the base currency (U.S. dollar) embedded in the municipal bond holdings of the Fund, then expects to offset any interest rate risk through the sale of one of a series of instruments that exemplifies this riskless rate, like U.S. Treasury Bond futures contracts that trade on the Chicago Mercantile Exchange (“CME”). By hedging against the risk of rising interest rates through its duration neutral approach, the Fund seeks to avoid principal loss when interest rates rise.

The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the Adviser believes market conditions are appropriate. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Correlation Risk. Municipal bonds on one hand, and treasury bonds and LIBOR swaps or options or futures on treasury bonds on the other hand, may experience a lack of correlation. Such a lack of correlation might occur due to factors unrelated to the value of the investments, such as speculative or other pressures on the markets in which these instruments are traded. The Fund can be adversely affected by times where municipal interest rates rise and the Fund interest rate hedges decline in value.

• Credit Risk. An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures and swap contracts may give rise to leverage risk, and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities, or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Inflation-Indexed Securities Risk. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

• Interest Rate Risk. Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. The Fund may experience adverse exposure from both increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage/Volatility Risk. The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leverage instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Style Risk. The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Municipal Market Risk. Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities, or the rights of investors in the securities. Municipal bond issuers may utilize derivatives, subjecting the bonds themselves to the derivatives risks described herein.

• Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Not Tax Exempt Fund. The Fund is not intended to be a tax exempt fund and may not be tax advantaged. While the Adviser expects the majority of the municipal bond instruments in which the Fund invests will be tax advantaged at the time of purchase, under current tax laws, not all municipal bond instruments are designed to be tax advantaged and the municipal bonds in which the Fund invests may generate taxable income, or be subject to the alternative minimum tax. To the extent the Fund’s returns are positive, a portion of the Fund’s investments may generate taxable gains and/or income.

• Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds. Other mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.navigatorfunds.com or by calling 1-877-766-2264.

Class I Shares Annual Total Return For Calendar Year Ended December 31

Best Quarter:	Fourth Quarter 2015	3.88%
Worst Quarter:	First Quarter 2016	(2.02)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Navigator Duration Neutral Bond Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	2.99%	2.19%	Sep. 23, 2013
Class I Shares | Return after taxes on distributions			2.09%	1.51%
Class I Shares | Return after taxes on distributions and sale of Fund shares			1.79%	1.38%
Class A Shares		Return before taxes	(1.26%)	1.05%	Sep. 23, 2013
Class C Shares		Return before taxes	1.78%	1.23%	Sep. 23, 2013
Barclays Municipal Bond Index	[1]		5.45%	4.32%
[1]	Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Navigator Equity Hedged Fund
FUND SUMMARY: Navigator Equity Hedged Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Navigator Equity Hedged Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Navigator Equity Hedged Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	[1]	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses		1.89%	2.64%	1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.71%	2.46%	1.46%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.35%, 2.10%, and 1.10% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Navigator Equity Hedged Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	714	1,095	1,499	2,626
Class C Shares	249	803	1,384	2,960
Class I Shares	149	500	875	1,929

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 371% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global equity markets by investing primarily in:

• exchange-traded funds that each invest primarily equity securities and

• put options on the Standard & Poor's 500 Index, volatility-linked exchange-traded funds and volatility-linked exchange-traded notes for hedging purposes.

The Fund defines equity securities to include both (i) exchange-traded funds ("ETFs") that invest primarily in common stocks and (ii) put options on the Standard & Poor's 500 Index. The Fund invests without restriction as to capitalization, country (including emerging markets) or trading currency of the individual equity securities held by the ETFs. However, the Fund is subject to sector limits described below. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, as defined above.

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process. The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas. The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position. The three areas are:

• U.S. equity markets by issuer capitalization and investment style (20%-80%),

• U.S. equity markets by industry sectors and sub-sectors (5%-50%), and

• foreign equity markets by region and country (10%-80%).

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments. The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value). Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio. The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.

A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs. By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 10 and 40 positions. The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Hedging Process

The adviser applies a hedging strategy to protect the portfolio against significant market declines. The adviser uses a protective put hedging strategy and/or volatility-linked ETFs and/or volatility-linked exchange traded notes (“ETNs”) to hedge the Fund's equity exposure. In the case of protective puts, the Fund pays a price (referred to as a premium) to purchase a put option that gives the Fund the right to sell a security at a set (strike) price even though the market price may be lower. The protective put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The protective put strategy seeks to limit downside loss. Generally, S&P 500 put options have an inverse relationship to the S&P 500 Index. In the case of volatility-related hedging, the Fund purchases ETFs and/or ETNs that invest in instruments linked to equity market volatility or the Chicago Board Options Exchange (“CBOE”) Volatility Index (“VIX”) futures. Generally, volatility has an inverse relationship to the S&P 500 Index. The Fund invests in volatility-linked instruments to benefit from the expected negative correlation between volatility and equity market returns.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in ETFs and ETNs as well as directly through investments in put options.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund.

• ETN Risk: Like ETFs and put options, ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETN is subject to specific risks, depending on the nature of the ETN. ETNs are subject to default risks.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Leverage/Volatility Risk: The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

• Management Style Risk: The adviser's dependence on its relative strength research process and judgments about the attractiveness, value and potential appreciation of particular asset classes, ETFs and options in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Put Option Risk: The Fund may lose the entire premium paid if the underlying index does not decrease in value. Put options on the S&P 500 Index may not be an effective hedge because they may have imperfect correlation to the value of the Fund's ETFs, many of which may be foreign or representative of sectors outside the S&P 500 Index.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.navigatorfunds.com or by calling 1-877-766-2264.

Class I Shares Annual Total Return For Calendar Year Ended December 31

Best Quarter:	First Quarter 2012	6.01%
Worst Quarter:	Third Quarter 2011	(11.77)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Navigator Equity Hedged Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class I Shares		Return before taxes	12.03%	5.09%	2.00%	Dec. 28, 2010
Class I Shares | Return after taxes on distributions			5.44%	2.93%	0.48%
Class I Shares | Return after taxes on distributions and sale of Fund shares			6.88%	3.03%	0.91%
Class A Shares		Return before taxes	5.66%	3.63%	0.92%	Dec. 28, 2010
Class C Shares		Return before taxes	10.97%	4.05%	0.98%	Dec. 28, 2010
MSCI World Index	[1]		22.40%	11.64%	9.63%
HFRX Equity Hedge Index	[2]		9.98%	3.74%	0.39%
[1]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.
[2]	The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

Navigator Sentry Managed Volatility Fund
FUND SUMMARY: Navigator Sentry Managed Volatility Fund
Investment Objective:
The Navigator Sentry Managed Volatility Fund (“Managed Volatility” or a “Fund”) seeks negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Navigator Sentry Managed Volatility Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Navigator Sentry Managed Volatility Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.07%	1.07%	1.11%
Interest Expenses		0.06%	0.06%	0.06%
Remaining Other Expenses		1.01%	1.01%	1.05%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		2.32%	3.07%	2.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.61%)	(0.61%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.71%	2.46%	1.46%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2019 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.50%, 2.25% and 1.25%, for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Navigator Sentry Managed Volatility Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	542	1,016	1,516	2,886
Class C	249	891	1,558	3,341
Class I	149	598	1,074	2,390

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to provide protection against declines in the value of a shareholder’s portfolio of equity investments. The Fund generally seeks negative correlation to the U.S. equity markets, in order to obtain positive returns in an unfavorable equity market.

To achieve its investment objective, the Fund may invest in options on securities and stock indexes (including index put-options), swaps, futures, structured notes, underlying funds including hedge funds, closed end funds, exchange traded funds (“ETFs”) and other mutual funds (collectively, “Underlying Funds”), exchange traded products including exchange traded notes (“ETN”), cash, cash equivalents, short term market instruments, and money market funds. In addition, the Fund may also use various options strategies that involve a combination of both put and call options. The Fund’s decision regarding whether to utilize specific strategies will depend upon an evaluation of the available options, swaps, futures, Underlying Funds, ETNs or structured notes or other securities, and market conditions, which will dictate to what extent the Fund focuses on its hedging strategies. The Fund will reduce its exposure to hedging strategies in an up market to minimize the costs of providing market protection.

Hedging Process and Strategies

The adviser views stock market volatility as though it were an asset class, which is a key element to the portfolio’s risk management. The adviser allocates a portion of the Fund’s portfolio to hedging strategies on a systematic basis. As such, the adviser examines a series of volatility products and analyses potential market environments, to determine whether there exists a consistently advancing market, a declining market, or a low volatility-flat market. The adviser seeks to optimize the hedging portfolio by seeking negative correlation to any given market environment. The Fund’s hedging strategies are expected to increase in value as the overall equity markets decline, providing downside protection to the U.S. equity markets. However, the value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, or is unchanged.

The adviser will manage the Fund and increase its allocation to investments in hedging strategies when the market declines. Conversely, when the markets make a significant move to the upside, the adviser will typically re-allocate a larger percentage of the portfolio to cash or cash equivalents to optimize risk management and preserve capital.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

•Derivatives Risk – The Fund's use of derivative instruments, including options, swaps, and futures contracts involves hedging, leverage risk and tracking risk (the derivatives may not track the volatility of the underlying volatility index).

•Hedging Risk – Although derivative instruments are intended to be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund's exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

•Issuer-Specific Risk – The value of a specific security in which the Fund invests, or underlying security related to a derivative in which the Fund invests, can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•Leverage/Volatility Risk – The Fund's use of leverage through futures, options, short positions, or inverse ETFs will magnify the Fund's gains or losses.

•Liquidity Risk – At times the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous.

•Management Style Risk – The Adviser's judgments about the potential appreciation of a particular security in which the Fund invests, or its judgments about the market as a whole, may prove to be incorrect.

•Non-Diversification Risk – As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund's assets.

•Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

•Short Selling and Short Position Risk – The Fund may invest in short futures or option positions and inverse ETFs which will prevent the Fund from participating in market gains. The Fund will be adversely affected by stock market gains of the underlying security which is held short.

•Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Because of the Fund’s principal investment strategies, positive movements in the market may negatively impact the Fund.

•Structured Notes Risk – Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

•Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-766-2264 or visiting www.navigatorfunds.com.

Class I Shares Annual Total Return For Calendar Year Ended December 31

Best Quarter:	Third Quarter 2015	4.73%
Worst Quarter:	Third Quarter 2017	(22.66)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Navigator Sentry Managed Volatility Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	(55.28%)	(37.99%)	Mar. 06, 2014
Class I | Return after taxes on distributions			(55.28%)	(37.99%)
Class I | Return after taxes on distributions and sale of Fund shares			(31.29%)	(23.42%)
Class A		Return before taxes	(56.99%)	(38.71%)	Mar. 06, 2014
Class C		Return before taxes	(55.28%)	(37.99%)	Mar. 06, 2014
S&P 500 Inverse Daily Index	[1]		(16.58%)	(11.24%)
[1]	The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.